Restatement	12 Months Ended
Dec. 31, 2012
Restatement [Abstract]
RESTATEMENT
NOTE 2 – RESTATEMENT

The Company’s financial statements as of December 31, 2011, contained the following error: omission of the premium of 19,009,680 ordinary shares issued for repayment on redemption of debenture payable.  The original statements of changes in equity stated the issuance of ordinary share for repayment of debenture payable was 8,195,000 shares, it has been restated to 27,204,680 share issued due to the error of omission.

The following financial statement line items were affected by the restatement:

Balance sheet as of December 31, 2011

	As previously
	reported	As restated	Effect of change

Additional paid in capital	$26,419,357	$28,698,619	$2,279,262
Accumulated losses	(22,350,656)	(24,631,818)	(2,281,162)
Loss per shares	0.23	0.21	(0.02)
Statement of operations for the year ended December 31, 2011
	As previously
	reported	As restated	Effect of change

Administrative expenses and other expenses	$11,380,304	$11,380,304	$-
Premium paid on redemption of debenture payable	-	2,281,162	2,281,162
Net loss before tax	11,380,304	13,661,466	2,281,162